Note 10 - Financial Instruments (Details) - Derivatives Not Designated as Hedging Instruments by Account Type - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Derivatives Not Designated as Hedging Instruments by Account Type [Abstract]
Interest rate contracts	$ 147,388	$ 297,992
Interest rate contracts	187,328	779
Total derivative liabilities	$ 334,716	$ 298,771